Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 01, 2018	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002867
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Growth Fund - Class AAA
C000002869
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Growth Fund - Class C
C000034309
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Growth Fund - Class I
C000002866
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Growth Fund - Class A
C000002875
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Content & Connectivity Fund - Class C
C000034311
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Content & Connectivity Fund - Class A
C000204772
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Mini Mites Fund - Class A
C000204774
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Mini Mites Fund - Class C
C000204771
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Mini Mites Fund - Class I
C000204773
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Rising Income and Dividend Fund - Class C
C000034308
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Global Rising Income and Dividend Fund - Class A
C000002873
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli International Small Cap Fund - Class AAA
C000002871
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli International Small Cap Fund - Class C
C000034310
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli International Small Cap Fund - Class I
C000002872
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli International Small Cap Fund - Class A
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,848		$ 13,519		$ 12,312		$ 15,673		$ 18,309		$ 21,795		$ 17,880		$ 21,959	$ 25,916	$ 31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			10,848		13,519		12,312		15,673		18,309		21,795		17,880		21,959	25,916	31,843
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 8,092			$ 10,157		$ 12,184		$ 13,990		$ 11,131		$ 13,015		$ 14,517		$ 16,377
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		8,092			10,157		12,184		13,990		11,131		13,015		14,517		16,377
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		8,092			10,157		12,184		13,990		11,131		13,015		14,517		16,377
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		8,092			10,157		12,184		13,990		11,131		13,015		14,517		16,377
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			10,815		13,310		12,219		15,689		18,277		22,362		18,397		22,890	27,283	33,176
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			10,815		13,310		12,219		15,689		18,277		22,362		18,397		22,890	27,283	33,176
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			10,815		13,310		12,219		15,689		18,277		22,362		18,397		22,890	27,283	33,176
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			10,815		13,310		12,219		15,689		18,277		22,362		18,397		22,890	27,283	33,176
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			10,151		12,752		11,048		13,552		14,674		16,402		14,104		16,763	17,492	23,070
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			10,151		12,752		11,048		13,552		14,674		16,402		14,104		16,763	17,492	23,070
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			10,151		12,752		11,048		13,552		14,674		16,402		14,104		16,763	17,492	23,070
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			10,151		12,752		11,048		13,552		14,674		16,402		14,104		16,763	17,492	23,070
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			10,585		11,496		10,335		12,931		16,048		17,784		11,501		15,886	20,962	27,871
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			10,585		11,496		10,335		12,931		16,048		17,784		11,501		15,886	20,962	27,871
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			10,585		11,496		10,335		12,931		16,048		17,784		11,501		15,886	20,962	27,871
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			10,585		11,496		10,335		12,931		16,048		17,784		11,501		15,886	20,962	27,871
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,166			9,854		12,126		14,152		10,987		11,773		12,488		16,404
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,273			10,436		12,126		13,967		11,410		13,224		14,366		17,021
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,166			9,854		12,126		14,152		10,987		11,773		12,488		16,404
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,273			10,436		12,126		13,967		11,410		13,224		14,366		17,021
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,166			9,854		12,126		14,152		10,987		11,773		12,488		16,404
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,273			10,436		12,126		13,967		11,410		13,224		14,366		17,021
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000		8,166			9,854		12,126		14,152		10,987		11,773		12,488		16,404
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 8,273			$ 10,436		$ 12,126		$ 13,967		$ 11,410		$ 13,224		$ 14,366		$ 17,021
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			10,291		13,128		12,427		16,138		20,534		23,626		17,150		21,697	25,503	29,185
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			10,255		13,690		11,284		14,158		15,963		17,636		13,929		15,840	16,207	21,473
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			10,255		13,690		11,284		14,158		15,963		17,636		13,929		15,840	16,207	21,473
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			10,255		13,690		11,284		14,158		15,963		17,636		13,929		15,840	16,207	21,473
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,255		$ 13,690		$ 11,284		$ 14,158		$ 15,963		$ 17,636		$ 13,929		$ 15,840	$ 16,207	$ 21,473